Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 7,449,759	$ 7,149,860	$ 6,783,999
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	35,256,397	(40,399,686)	307,841
Income tax effect	(13,150,636)	15,069,083	(114,825)
Net unrealized gains (losses)	22,105,761	(25,330,603)	193,016
Unrealized losses on securities transferred to from available-for-sale to held-to-maturity	(17,061,438)
Amortization of net unrealized losses transferred during the period	1,545,103
Income tax effect	5,787,593
Net unrealized gains (losses), securities held-to-maturity	(9,728,742)
Reclassification adjustment for gains included in net income	(14,542)	(423,388)	(459,934)
Income tax effect	5,424	157,924	171,555
Net gains included in net income	(9,118)	(265,464)	(288,379)
Total other comprehensive income (loss)	12,367,901	(25,596,067)	(95,363)
Comprehensive income (loss)	$ 19,817,660	$ (18,446,207)	$ 6,688,636